Investments - Schedule Significant Subsidiaries of Corporation (Details)	12 Months Ended
Dec. 31, 2019
Stars Group Holdings B.V. | Netherlands
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Stars Group Holdings Cooperatieve U.A | Netherlands
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Stars Interactive Holdings (IOM) Limited | Isle of Man
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Worldwide Independent Trust Limited | Isle of Man
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Rational Entertainment Enterprises Limited | Isle of Man
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Stars Interactive Limited | Isle of Man
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
RG Cash Plus Limited | Isle of Man
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Rational Gaming Europe Limited | Malta
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
REEL Italy Limited | Malta
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Hestview Limited | England and Wales
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
Bonne Terre Limited | Alderney
Disclosure Of Investment [Line Items]
Percentage of ownership	100.00%
BetEasy Pty Limited | Australia
Disclosure Of Investment [Line Items]
Percentage of ownership	80.00%